UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02021

Deutsche Securities Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  3/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2015 (Unaudited)

Deutsche Global Real Estate Securities Fund

	Shares	Value ($)
Common Stocks 99.0%
Australia 5.7%
BGP Holdings PLC*	11,394,023	290,722
Dexus Property Group	145,589	838,045
Federation Centres	1,858,685	4,293,493
Goodman Group	1,766,262	8,510,051
GPT Group	1,730,619	6,011,697
Investa Office Fund	81,327	241,002
Mirvac Group	2,229,307	3,404,463
Novion Property Group	1,076,561	2,051,816
Scentre Group	2,284,476	6,490,742
Stockland	2,195,693	7,503,650
Westfield Corp.	2,140,381	15,527,495

(Cost $51,968,069)		55,163,176
Canada 1.5%
Allied Properties Real Estate Investment Trust (a)	149,394	4,751,167
Calloway Real Estate Investment Trust	156,072	3,585,879
Chartwell Retirement Residences (Units) (a)	599,219	5,847,655

(Cost $14,508,448)		14,184,701
Channel Islands 0.4%
Camper & Nicholsons Marina Investments Ltd.*	1,550,000	178,193
LXB Retail Properties PLC*	1,890,000	3,726,580

(Cost $5,251,246)		3,904,773
China 0.2%
China Vanke Co., Ltd. "H"* (a) (Cost $1,420,753)	741,064	1,747,819
Finland 0.5%
Citycon Oyj* (Cost $5,741,139)	1,553,000	5,042,366
France 4.1%
Gecina SA	77,000	10,415,689
Klepierre	295,000	14,491,844
Societe Fonciere Lyonnaise SA	28,000	1,330,690
Unibail-Rodamco SE	49,000	13,227,138

(Cost $34,983,009)		39,465,361
Germany 2.8%
Deutsche Annington Immobilien SE	420,500	14,207,930
Deutsche Wohnen AG (Bearer)	423,000	10,846,974
TLG Immobilien AG*	152,000	2,386,657

(Cost $25,227,139)		27,441,561
Hong Kong 6.6%
China Resources Land Ltd.	702,000	1,983,100
Hang Lung Properties Ltd.	1,544,000	4,327,202
Hongkong Land Holdings Ltd.	1,229,100	9,286,181
Kerry Properties Ltd.	474,000	1,649,432
Link REIT	1,293,500	7,934,916
New World Development Co., Ltd.	8,248,732	9,556,842
Shimao Property Holdings Ltd.	337,000	716,369
Sino Land Co., Ltd.	2,522,000	4,096,398
Sun Hung Kai Properties Ltd.	1,021,000	15,731,031
Swire Properties Ltd.	1,112,000	3,613,113
Wharf Holdings Ltd.	772,000	5,371,640

(Cost $53,869,595)		64,266,224
Ireland 0.3%
Hibernia REIT PLC (b)	352,000	442,418
Hibernia REIT PLC (b)	2,083,000	2,614,606

(Cost $3,311,875)		3,057,024
Italy 0.2%
Beni Stabili SpA (Cost $1,803,297)	2,535,000	1,987,501
Japan 12.2%
Aeon Mall Co., Ltd.	308,300	6,109,959
Daibiru Corp.	121,100	1,250,748
Global One Real Estate Investment Corp.	795	2,743,594
Invesco Office J-Reit, Inc.	3,172	3,112,093
Japan Logistics Fund, Inc.	1,209	2,510,947
Japan Real Estate Investment Corp.	1,707	8,026,258
Japan Retail Fund Investment Corp.	3,349	6,657,540
Mitsubishi Estate Co., Ltd.	1,184,000	27,481,580
Mitsui Fudosan Co., Ltd.	615,000	18,074,529
Mori Hills REIT Investment Corp.	887	1,249,746
Nippon Accommodations Fund, Inc. (a)	989	3,756,909
Nippon Building Fund, Inc.	735	3,609,222
Nomura Real Estate Office Fund, Inc.	995	4,834,920
NTT Urban Development Corp.	570,600	5,710,190
Premier Investment Corp.	703	4,048,731
Sekisui House Reit, Inc.* (a)	2,003	2,311,955
Sumitomo Realty & Development Co., Ltd.	100,000	3,600,990
Tokyo Tatemono Co., Ltd.	1,386,000	10,157,498
Top REIT, Inc.	755	3,143,206

(Cost $103,351,827)		118,390,615
Netherlands 0.5%
Wereldhave NV (Cost $4,835,094)	72,750	4,887,376
Singapore 3.1%
Ascendas Real Estate Investment Trust	2,673,700	5,042,062
CapitaCommercial Trust	1,938,000	2,489,041
CapitaLand Ltd.	2,185,600	5,692,338
CapitaMall Trust	766,400	1,226,804
City Developments Ltd.	500,400	3,665,075
Fortune Real Estate Investment Trust	79,000	84,136
Global Logistic Properties Ltd.	3,396,900	6,543,107
Mapletree Industrial Trust	2,660,400	3,060,304
Suntec Real Estate Investment Trust	799,600	1,079,316
UOL Group Ltd.	215,100	1,193,106
Wing Tai Holdings Ltd.	305,400	427,037

(Cost $29,358,432)		30,502,326
Spain 0.4%
Lar Espana Real Estate Socimi SA* (Cost $4,276,211)	320,000	3,691,407
Sweden 1.6%
Castellum AB	135,000	2,041,794
Fabege AB	406,180	5,825,600
Hufvudstaden AB "A"	280,000	3,845,532
Kungsleden AB	453,000	3,508,392

(Cost $13,945,608)		15,221,318
Switzerland 0.5%
PSP Swiss Property AG (Registered)* (Cost $4,689,030)	52,000	4,900,344
United Kingdom 6.3%
British Land Co. PLC	1,336,000	16,482,387
Capital & Counties Properties PLC	680,000	4,040,770
Great Portland Estates PLC	826,500	9,941,791
Hammerson PLC	1,010,000	9,956,421
Land Securities Group PLC	520,000	9,662,138
NewRiver Retail Ltd.	460,000	2,101,555
Quintain Estates & Development PLC*	2,550,000	3,573,613
St. Modwen Properties PLC	360,000	2,373,136
UNITE Group PLC	392,000	3,403,762

(Cost $46,785,293)		61,535,573
United States 52.1%
Alexandria Real Estate Equities, Inc. (REIT)	79,389	7,783,298
American Campus Communities, Inc. (REIT)	142,061	6,090,155
American Realty Capital Properties, Inc. (REIT)	846,251	8,335,572
American Residential Properties, Inc. (REIT)*	169,947	3,057,347
Associated Estates Realty Corp. (REIT)	125,154	3,088,801
BioMed Realty Trust, Inc. (REIT)	304,703	6,904,570
Boston Properties, Inc. (REIT)	154,163	21,656,818
Brandywine Realty Trust (REIT)	358,177	5,723,668
Camden Property Trust (REIT)	104,379	8,155,131
Chesapeake Lodging Trust (REIT)	39,169	1,325,087
Corporate Office Properties Trust (REIT)	345,335	10,145,942
CubeSmart (REIT)	419,105	10,121,386
DDR Corp. (REIT)	591,486	11,013,469
DiamondRock Hospitality Co. (REIT)	534,453	7,551,821
Douglas Emmett, Inc. (REIT)	70,643	2,105,868
Duke Realty Corp. (REIT)	477,200	10,388,644
DuPont Fabros Technology, Inc. (REIT)	203,065	6,636,164
Equity One, Inc. (REIT)	2,411	64,350
Equity Residential (REIT)	473,926	36,899,878
Essex Property Trust, Inc. (REIT)	77,884	17,905,532
Extra Space Storage, Inc. (REIT)	172,117	11,629,946
Federal Realty Investment Trust (REIT)	99,048	14,580,856
General Growth Properties, Inc. (REIT)	407,706	12,047,712
Health Care REIT, Inc. (REIT)	213,638	16,527,036
Healthcare Realty Trust, Inc. (REIT)	101,138	2,809,614
Healthcare Trust of America, Inc. "A" (REIT)	210,851	5,874,309
Host Hotels & Resorts, Inc. (REIT)	289,753	5,847,216
Hudson Pacific Properties, Inc. (REIT)	206,802	6,863,758
Kimco Realty Corp. (REIT)	589,047	15,815,912
Lexington Realty Trust (REIT) (a)	120,131	1,180,888
Liberty Property Trust (REIT)	6,410	228,837
LTC Properties, Inc. (REIT)	110,271	5,072,466
Paramount Group, Inc. (REIT)	540,454	10,430,762
Pebblebrook Hotel Trust (REIT)	95,485	4,446,736
Pennsylvania Real Estate Investment Trust (REIT)	85,459	1,985,213
Prologis, Inc. (REIT)	633,842	27,610,157
Public Storage (REIT)	50,350	9,925,999
Regency Centers Corp. (REIT)	95,678	6,509,931
RLJ Lodging Trust (REIT)	186,231	5,830,893
Simon Property Group, Inc. (REIT)	248,757	48,666,819
SL Green Realty Corp. (REIT)	96,304	12,363,508
Spirit Realty Capital, Inc. (REIT)	919,600	11,108,768
Strategic Hotels & Resorts, Inc. (REIT)*	623,246	7,746,948
Sunstone Hotel Investors, Inc. (REIT)	364,921	6,083,233
Taubman Centers, Inc. (REIT)	96,910	7,474,668
The Macerich Co. (REIT)	177,224	14,945,300
UDR, Inc. (REIT)	308,703	10,505,163
Ventas, Inc. (REIT)	441,182	32,215,110
Vornado Realty Trust (REIT)	41,821	4,683,952

(Cost $426,793,627)		505,965,211

Total Common Stocks (Cost $832,119,692)		961,354,676
Warrant 0.0%
Hong Kong
Sun Hung Kai Properties Ltd., Expiration Date 4/22/2016* (Cost $0)	96,750	279,543
Securities Lending Collateral 0.8%
Daily Assets Fund Institutional, 0.11% (c) (d) (Cost $8,005,426)	8,005,426	8,005,426
Cash Equivalents 0.4%
Central Cash Management Fund, 0.08% (c) (Cost $4,292,331)	4,292,331	4,292,331

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $844,417,449) †	100.2	973,931,976
Other Assets and Liabilities, Net	(0.2)	(2,310,661)

Net Assets	100.0	971,621,315

Portfolio holdings in real estate entities outside the United States are generally organized as either corporations, trusts or partnerships subject to the tax laws of their country of domicile.
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $889,002,261.  At March 31, 2015, net unrealized appreciation for all securities based on tax cost was $84,929,715.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $136,610,211 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $51,680,496.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2015 amounted to $7,620,424, which is 0.8% of net assets.

(b)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust

At March 31, 2015 the Deutsche Global Real Estate Securities Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks & Warrants
Diversified	300,860,991	31.3%
Office	177,249,326	18.4%
Shopping Centers	106,989,664	11.1%
Apartments	106,167,340	11.0%
Regional Malls	85,119,712	8.9%
Health Care	68,346,190	7.1%
Hotels	38,831,934	4.0%
Industrial	33,181,408	3.5%
Storage	31,677,331	3.3%
Specialty Services	11,108,768	1.2%
Retail	2,101,555	0.2%
Total	961,634,219	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$54,872,454	$290,722	$55,163,176
Canada	14,184,701	—	—	14,184,701
Channel Islands	—	3,904,773	—	3,904,773
China	—	1,747,819	—	1,747,819
Finland	—	5,042,366	—	5,042,366
France	—	39,465,361	—	39,465,361
Germany	—	27,441,561	—	27,441,561
Hong Kong	—	64,266,224	—	64,266,224
Ireland	—	3,057,024	—	3,057,024
Italy	—	1,987,501	—	1,987,501
Japan	—	118,390,615	—	118,390,615
Netherlands	—	4,887,376	—	4,887,376
Singapore	—	30,502,326	—	30,502,326
Spain	—	3,691,407	—	3,691,407
Sweden	—	15,221,318	—	15,221,318
Switzerland	—	4,900,344	—	4,900,344
United Kingdom	—	61,535,573	—	61,535,573
United States	505,965,211	—	—	505,965,211
Warrants	—	279,543	—	279,543
Short-Term Investments (e)	12,297,757	—	—	12,297,757

Total	$532,447,669	$441,193,585	$290,722	$973,931,976

There have been no transfers between fair value measurement levels during the period ended March 31, 2015.

(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Global Real Estate Securities Fund, a series of Deutsche Securities Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 22, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 22, 2015